1933 Act Registration No. 2-74747
                                              1940 Act Registration No. 811-3313

     As filed with the Securities and Exchange Commission on July 24 , 1995


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

                       Pre-Effective Amendment No. ___ [ ]
                       Post-Effective Amendment No. 21 [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 21 [x]

                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

               680 East Swedesford Road, Wayne, Pennsylvania   19087
               (Address of Principal Executive Offices)      (Zip Code)

                                 (610) 254-1924
              (Registrant's Telephone Number, including Area Code)

                                    David Lee
    c/o SEI Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087
                     (Name and Address of Agent for Service)

                                   Copies to:
  Kathryn Stanton, Esq.                               Michael J. Radmer, Esq.
     SEI Corporation                                    James D. Alt, Esq.
680 East Swedesford Road                             Dorsey & Whitney P.L.L.P.
Wayne, Pennsylvania 19087                             220 South Sixth Street
                                                    Minneapolis, Minnesota 55402

It is proposed that this filing shall become effective (check appropriate box):

[x] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of rule 485

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on January 20, 1995 pursuant to paragraph (a)(i) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(1)

The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section (a)(1) of Rule 24f-2. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on November 16, 1994 for its fiscal year ended September 30, 1994.


                                EXPLANATORY NOTE

         This Registration Statement, for administrative convenience, contains three Prospectuses (Parts A) and one Statement of Additional Information (Part
B) relating to the three series of First American Funds, Inc. (the "Registrant"). One Prospectus relates to the Class A and Class B Shares of Series B of the Registrant (referred to in the Prospectus and the Statement of Additional Information as "Prime Obligations Fund"). The second Prospectus relates to the Class C Shares of Series C of the Registrant (referred to in the Prospectus and the Statement of Additional Information as "Government Obligations Fund"), Series D of the Registrant (referred to in the Prospectus and the Statement of Additional Information as "Treasury Obligations Fund") and Prime Obligations Fund. The third Prospectus relates to the Class D Shares of Prime Obligations Fund, Government Obligations Fund and Treasury Obligations Fund. The Statement of Additional Information relates to all three prospectuses. The Cross Reference Sheet, Part C, Signature Page, and exhibits contained in this Registration Statement relate only to the Registrant.

         This post-effective amendment No. 21 is being filed solely for the purpose of filing as an exhibit hereto the Registrant's Multiple Class Plan Pursuant to Rule 18f-3. The Cross Reference Sheet, Part A and Part B that were filed as a part of Amendment No. 20 (filed with the Commission on November 17, 1994) are hereby incorporated by reference into this Registration Statement.


                           FIRST AMERICAN FUNDS, INC.
                            PART C--OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements for each series of the Registrant are included as part of such series' Statement of Additional Information.

(b)      Exhibits

(1) (a) Amended and Restated Articles of Incorporation are incorporated by reference herein by reference to Exhibit 1 to Post-Effective Amendment No. 11.

         (b) Amended and Restated Articles of Incorporation, including Articles of Amendment thereto are incorporated by reference herein to Exhibit 1(b) to Post-Effective Amendment No. 20.

(2) Amended Bylaws are incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 14.

(3)      Not applicable.

(4)      Not applicable.

(5) (a) Form of Investment Advisory Agreement between the Registrant and First Bank National Association is incorporated by reference herein to
         Exhibit 5(a) to Post-Effective Amendment No. 20.

         (b) Form of Investment Advisory and Services Agreement, dated January 18, 1990, between the Registrant and First Bank National Association, is incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 12.

         (c) Amended Exhibit A dated June 1, 1993, to the Investment Advisory and Services Agreement, dated January 18, 1990, between the Registrant and First Bank National Association, is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 17.

(6) (a) Form of Distribution Agreement and Service Agreement relating to the Class B Shares between the Registrant and SEI Financial Services Company is incorporated by reference herein to Exhibit 6(a) to Post-Effective Amendment No. 20.

         (b) Distribution Agreement, dated February 10, 1994, between the Registrant and SEI Financial Services Company is incorporated by reference herein to Exhibit 1(b) to Post-Effective Amendment No. 20.

         (c) Distributor's Contract between Registrant and SEI Financial Services Company, dated November 1, 1992 is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 16.

         (d) Amended Annex I dated June 1, 1993 to the Distributor's Contract between Registrant and SEI Financial Services Company, dated November 1, 1992, is incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 17.

(7)      Not applicable.

(8) Form of Custodian Agreement, dated September 20, 1993, between the Registrant and First Trust National Association is incorporated by reference herein to Exhibit 8 to Post-Effective Amendment No. 20.

(9) (a) Transfer Agent Agreement dated March 31, 1994, between the Registrant and Supervised Service Company is incorporated by reference herein to Exhibit 9(a) to Post-Effective Amendment No. 20.

         (b) Form of Administration Agreement between Registrant and SEI Financial Management Corporation is incorporated by reference herein to
         Exhibit 9(b) to Post-Effective Amendment No. 20.

         (c) Administrative Services Agreement between Registrant and SEI Financial Management Corporation, dated November 1, 1992 is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 16.

         (c) Fund Accounting and Shareholder Recordkeeping Agreement between Registrant and SEI Financial Management Corporation, dated November 1, 1992 is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 16.

         (d) Exhibit A dated June 1, 1993 to the Administrative Services Agreement between Registrant and SEI Financial Management Corporation, dated November 1, 1992 is incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 17.

(10) (a) Opinion and Consent of Dorsey & Whitney P.L.L.P., dated January 26, 1982, is incorporated herein by reference to Exhibit 10(a) to Pre-Effective Amendment No. 1.

         (b) Opinion and Consent of William N. Koster, Esq., dated November 5, 1981, is incorporated herein by reference to Exhibit 10(b) to the Registrant's Registration Statement.

*(11)    (a) Consent of KPMG Peat Marwick.

         (b) Opinion and Consent of Melissa R. Fogelberg, dated February 6, 1985, is incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 5.

         (c) Opinion and Consent of Dorsey & Whitney P.L.L.P., dated November 25, 1991, is incorporated herein by reference to Exhibit 11(c) to Post-Effective Amendment No. 15.

(12)     Not applicable.

(13) Letter of Investment Intent, dated November 3, 1981, is incorporated herein by reference to Exhibit 13 to the Registrant's Registration Statement.

(14) Individual Retirement Plan Materials are incorporated herein by reference to Exhibit 14 to Pre-Effective Amendment No. 2.

(15) (a) Form of Distribution Plan for Class A Shares is incorporated by reference herein to Exhibit 15(a) to Post-Effective Amendment No. 20.

         (b) Form of Distribution Plan for Class B Shares is incorporated by reference herein to Exhibit 15(b) to Post-Effective Amendment No. 20.

         (c) Form of Distribution Plan for Class D Shares is incorporated by reference herein to Exhibit 15(c) to Post-Effective Amendment No. 20.

         (d) Distribution Plan for Money Fund, Institutional Money Fund and Institutional Government Fund is incorporated by reference herein to
         Exhibit 15(b) to Post-Effective Amendment No. 20.

         (a) Form of Plan of Distribution, dated January 18, 1990, is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 11.

         (b) Form of 12b-1 Agreement between Registrant's Administrator and SEI Financial Services Company is incorporated herein by reference to
         Exhibit 15(b) to Post-Effective Amendment No. 15.

(16) Schedule for Computation of Performance Quotations is incorporated by reference herein to Exhibit 16 to Post-Effective Amendment No. 20.

(17) Powers of Attorney, dated September 30, 1994 are incorporated by reference herein to Exhibit 17 to Post-Effective Amendment No. 20.

*(18)    Multiple Class Plan Pursuant to Rule 18f-3 adopted June 14, 1995.

--------------
* Filed herewith

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

         The following table sets forth the number of holders of shares of each series of First American Funds, Inc. as of October 31, 1994:

                                                                                            Number of
         Fund                                         Title of Class                      Record Holders
         ----                                         --------------                      --------------
         Money Fund                                    Common Stock                            1,247
         Institutional Money Fund                      Common Stock                               13
         Institutional Government Fund                 Common Stock                               10
         CT Treasury Fund                              Common Stock                                4
         CT Government Fund                            Common Stock                                5

ITEM 27. INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder.

         Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser, First Bank National Association (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

                            Positions and Offices                             Other Positions and Offices
         Name                  with the Manager                              and Principal Business Address
John F. Grundhofer        Chairman, President and Chief              Chairman, President and Chief
                          Executive Officer                          Executive Officer of First Bank System,
                                                                     Inc.  *

Richard A. Zona            Director, Vice Chairman and Chief         Vice Chairman and Chief Financial
                           Financial Officer                         Officer of First Bank Systems, Inc.*

William F. Farley          Director and Vice Chairman                Vice Chairman and Head of the
                                                                     Distribution Group of First Bank System,
                                                                     Inc.*

Philip G. Heasley          Director and Executive Vice               Vice Chairman and Head of the Product
                           President                                 Group of First Bank System, Inc.*

Daniel C. Rohr             Director and Executive Vice               Executive Vice President Commercial
                           President                                 Banking of First Bank System, Inc.*

J. Robert Hoffmann         Director and Executive Vice               Executive Vice President Credit
                           President                                 Administration of First Bank System,
                                                                       Inc.*

Michael J. O'Rourke        Director, Executive Vice                  Executive Vice President, Secretary
                           President and Secretary                   and General Counsel of First Bank
                                                                     System, Inc.*

-------------------
* Address: 601 Second Avenue South, First Bank Place East, Minneapolis, Minnesota 55402


ITEM 29.  PRINCIPAL UNDERWRITERS:

         (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser:

                           Registrant's distributor, SEI Financial Services
                  Company ("SFS") acts as distributor for SEI Liquid Asset Trust, SEI Cash + Plus Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI International Trust, The Capitol Mutual Funds, Compass Capital Group, FFB Lexicon Funds, The Advisors' Inner Circle Fund, The Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., The Arbor Fund, 1784 Funds, Marquis Funds and Morgan Grenfall Investment Trust pursuant to distribution agreements dated November 29, 1982, July 15, 1982, December 3, 1982, July 10, 1985, August 30, 1988, April 20, 1990, July 1,
                  1990, March 8, 1991, October 18, 1991, November 14, 1991,
                  February 28, 1992, May 1, 1992, May 28, 1992 and October 31,
                  1992, January 28, 1993, June 1, 1992, August 17, 1993 and
                  January 3, 1994 respectively.

                           SFS provides numerous financial services to
                  investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, Pennsylvania 19087.

                                               POSITIONS AND                         POSITIONS AND
NAME                                     OFFICES WITH UNDERWRITER               OFFICES WITH REGISTRANT

Alfred P. West, Jr.                   Director, Chairman & Chief                              --
                                      Executive Officer
Henry H. Greer                        Director, President & Chief                             --
                                      Operating Officer
Carmen V. Romeo                       Director, Executive                                Treasurer &
                                      Vice President & Treasurer                     Assistant Secretary
Gilbert L. Beebower                   Executive Vice President                                --
Carl A. Guarino                       Senior Vice President                                   --
Richard B. Lieb                       Executive Vice President                                --
Charlie Marsh                         Executive Vice President                                --
                                       -- Capital Resources Division
Donal Botkin                          Senior Vice President                                   --
Leo J. Dolan, Jr.                     Senior Vice President                                   --
Peter Giegoldt                        Senior Vice President                                   --
Jerome Hickey                         Senior Vice President                                   --
David Lee                             Senior Vice President                              President
William Madden                        Senior Vice President                                   --
A. Keith McDowell                     Senior Vice President                                   --
Dennis J. McGonigle                   Senior Vice President                                   --
Hartland J. McKeown                   Senior Vice President                                   --
James V. Morris                       Senior Vice President                                   --
Steve Onofrio                         Senior Vice President                                   --
Kevin P. Robins                       Senior Vice President,                          Vice President &
                                      General Counsel & Secretary                            Assistant Secretary
Robert Wagner                         Senior Vice President                                   --
Patrick K. Walsh                      Senior Vice President                                   --
Kenneth Zimmer                        Senior Vice President                                   --
Robert Crudup                         Managing Director                                       --
Ward Curtis                           Managing Director                                       --
Jeff Drennan                          Managing Director                                       --
Victor Galef                          Managing Director                                       --
Michael Howard                        Managing Director                                       --
Lawrence Hutchison                    Managing Director                                       --
Kim Kirk                              Managing Director                                       --
John Krzeminski                       Managing Director                                       --
Carolyn McLaurin                      Managing Director                                       --
Barbara Moore                         Managing Director                                       --
Donald Pepin                          Managing Director                                       --
Mark Samuels                          Managing Director                                       --
Wayne M. Withrow                      Managing Director                                       --
Robert S. Ludwig                      Team Leader                                             --
Vicki Rainsford                       Team Leader                                             --
Chris Schwartz                        Team Leader                                             --
Robert Aller                          Vice President                                          --
Charles Baker                         Vice President                                          --
Steve Bendinelli                      Vice President                                          --
Gordon W. Carpenter                   Vice President                                          --
Robert B. Carroll                     Vice President &                                Vice President &
                                      Assistant Secretary                            Assistant Secretary
Ed Daly                               Vice President                                          --
Lucinda Duncalte                      Vice President                                          --
Michael Kantor                        Vice President                                          --
Samuel King                           Vice President                                          --
Donald H. Korytowski                  Vice President                                          --
Jack May                              Vice President                                          --
Matt Mille                            Vice President                                          --
David O'Donovan                       Vice President                                          --
Sandra K. Orlow                       Vice President &                                Vice President &
                                      Assistant Secretary                            Assistant Secretary
Kim Rainey                            Vice President                                          --
David Ray                             Vice President                                          --
Paul Sachs                            Vice President                                          --
Steve Smith                           Vice President                                          --
Kathryn L. Stanton                    Vice President &                                Vice President &
                                      Assistant Secretary                            Assistant Secretary
Joseph Velez                          Vice President                                          --
David Wheeler                         Vice President                                          --
William Zawaski                       Vice President                                          --
James Dougherty                       Director, Brokerage Services                            --


         (c) Information on the compensation of the Distributor is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services."

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 21 to its Registration Statement No. 2-74747 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 6th day of July, 1995.

                                      FIRST AMERICAN FUNDS, INC.

                                      /s/ David Lee_________
                                       By David Lee, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

            Signature                    Title                         Date

      /s/ Stephen G. Meyer         Controller (Principal           July 6, 1995
          Stephen G. Meyer         Financial and
                                   Accounting Officer)


              *
      Welles B. Eastman            Director                        July 6, 1995



              *
      Irving D. Fish               Director                        July 6, 1995



              *
      Leonard W. Kedrowski         Director                        July 6, 1995



              *
      Joseph D. Strauss            Director                        July 6, 1995



              *
      Virginia L. Stringer         Director                        July 6, 1995



              *
      Gae B. Veit                  Director                        July 6, 1995




   *  /s/ David Lee
          David Lee
          Attorney in Fact



                           FIRST AMERICAN FUNDS, INC.

                                  EXHIBIT INDEX


                                                                      Sequential
                                                                         Page
Exhibit                                                                 Number


(11)(a)        Consent of KPMG Peat Marwick......................          11

18             Multiple Class Plan Pursuant to Rule 18F-3 adopted
               June 14, 1995.....................................          12